Investments in Associates & Joint Ventures - Schedule for reconciliation of investment in associate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Associate And Joint Ventures [Line Items]
Total comprehensive loss	$ (1,056,285)	$ (113,610)
Impairment loss	(57,760)	0
Total interest in associate value	17,999	74,679	$ 76,306
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Opening net assets	70,039	74,964
Acquisition of associate/capital calls	20,000	10,000
Total comprehensive loss	(17,913)	(14,925)
Closing net assets	$ 72,126	$ 70,039
Interest in associate	42.50%	42.50%
Interest in associate value	$ 30,654	$ 29,767
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Impairment loss	(57,760)	0
Total interest in associate value	$ 16,000	$ 72,873	$ 74,966